Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
October 31, 2023
URX-NPRT1-1223
1.929348.112
Common Stocks - 99.6%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 92.5%
REITs - Apartments - 10.8%
American Homes 4 Rent Class A	617,422	20,214,396
Apartment Investment & Management Co. Class A	247,410	1,449,823
AvalonBay Communities, Inc.	269,599	44,683,338
Camden Property Trust (SBI)	203,154	17,243,712
Centerspace	28,440	1,381,615
Equity Residential (SBI)	683,263	37,804,942
Essex Property Trust, Inc.	121,965	26,090,753
Independence Realty Trust, Inc.	434,936	5,388,857
Invitation Homes, Inc.	1,163,562	34,546,156
Mid-America Apartment Communities, Inc.	221,823	26,208,387
UDR, Inc.	595,475	18,942,060
		233,954,039
REITs - Diversified - 22.7%
Alexander & Baldwin, Inc.	141,564	2,236,711
Apartment Income (REIT) Corp.	284,302	8,304,461
Apple Hospitality (REIT), Inc.	417,144	6,540,818
Armada Hoffler Properties, Inc.	132,820	1,322,887
Broadstone Net Lease, Inc.	361,155	5,110,343
Cousins Properties, Inc.	292,111	5,220,024
Crown Castle International Corp.	824,503	76,662,289
Digital Realty Trust, Inc.	553,847	68,876,413
Elme Communities (SBI)	166,930	2,130,027
EPR Properties	143,529	6,128,688
Equinix, Inc.	177,692	129,651,191
Gaming & Leisure Properties	499,201	22,658,733
Gladstone Commercial Corp.	78,823	941,935
Gladstone Land Corp.	65,494	894,648
Global Net Lease, Inc.	373,254	2,963,637
InvenTrust Properties Corp.	128,314	3,220,681
Lamar Advertising Co. Class A	166,487	13,696,885
NexPoint Diversified Real Estate Trust	67,650	533,082
NexPoint Residential Trust, Inc.	44,686	1,206,075
One Liberty Properties, Inc.	34,173	628,783
Outfront Media, Inc.	288,012	2,810,997
Potlatch Corp.	151,701	6,500,388
SBA Communications Corp. Class A	205,940	42,965,262
Uniti Group, Inc.	466,183	2,144,442
VICI Properties, Inc.	1,913,653	53,390,919
Vornado Realty Trust	311,940	5,989,248
WP Carey, Inc.	407,956	21,886,839
		494,616,406
REITs - Health Care - 7.6%
CareTrust (REIT), Inc.	189,046	4,068,270
Community Healthcare Trust, Inc.	49,606	1,422,204
Diversified Healthcare Trust (SBI)	323,611	669,875
Global Medical REIT, Inc.	123,623	1,070,575
Healthcare Trust of America, Inc.	723,946	10,388,625
Healthpeak Properties, Inc.	1,041,538	16,195,916
LTC Properties, Inc.	78,600	2,484,546
Medical Properties Trust, Inc. (a)	1,144,009	5,468,363
Physicians Realty Trust	457,052	4,963,585
Sabra Health Care REIT, Inc.	440,381	6,006,797
Universal Health Realty Income Trust (SBI)	25,945	997,326
Ventas, Inc.	758,694	32,214,147
Welltower, Inc.	943,595	78,893,978
		164,844,207
REITs - Health Care Facilities - 0.9%
National Health Investors, Inc.	82,334	4,119,993
Omega Healthcare Investors, Inc.	444,705	14,719,736
		18,839,729
REITs - Hotels - 2.5%
Chatham Lodging Trust	93,147	861,610
DiamondRock Hospitality Co.	403,551	3,119,449
Host Hotels & Resorts, Inc.	1,352,971	20,943,991
Park Hotels & Resorts, Inc.	413,240	4,764,657
Pebblebrook Hotel Trust	235,544	2,810,040
RLJ Lodging Trust	303,174	2,849,836
Ryman Hospitality Properties, Inc.	107,513	9,203,113
Service Properties Trust	315,844	2,289,869
Summit Hotel Properties, Inc.	210,357	1,186,413
Sunstone Hotel Investors, Inc.	377,349	3,509,346
Xenia Hotels & Resorts, Inc.	210,598	2,449,255
		53,987,579
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	341,683	11,350,709
REITs - Management/Investment - 10.5%
American Assets Trust, Inc.	101,882	1,808,406
American Tower Corp.	885,271	157,746,439
Empire State Realty Trust, Inc.	258,976	2,095,116
LXP Industrial Trust (REIT)	556,399	4,401,116
NNN (REIT), Inc.	344,988	12,533,414
Rayonier, Inc.	267,210	6,744,380
Safehold, Inc.	87,037	1,416,092
UMH Properties, Inc.	114,363	1,579,353
Weyerhaeuser Co.	1,391,405	39,919,409
		228,243,725
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	335,790	22,094,982
Sun Communities, Inc.	236,605	26,319,940
		48,414,922
REITs - Office Buildings - 0.0%
Office Properties Income Trust	104,580	469,564
REITs - Office Property - 3.8%
Alexandria Real Estate Equities, Inc.	313,280	29,175,766
Boston Properties, Inc.	284,702	15,251,486
Brandywine Realty Trust (SBI)	343,911	1,286,227
City Office REIT, Inc.	89,954	342,725
COPT Defense Properties (SBI)	214,498	4,890,554
Douglas Emmett, Inc.	327,249	3,668,461
Easterly Government Properties, Inc.	186,500	2,006,740
Equity Commonwealth	197,551	3,741,616
Franklin Street Properties Corp.	156,575	272,441
Highwoods Properties, Inc. (SBI)	206,101	3,687,147
Hudson Pacific Properties, Inc.	246,768	1,100,585
JBG SMITH Properties	203,264	2,616,008
Kilroy Realty Corp.	213,632	6,105,603
Orion Office (REIT), Inc.	110,360	527,521
Paramount Group, Inc.	306,368	1,311,255
Piedmont Office Realty Trust, Inc. Class A	244,965	1,276,268
SL Green Realty Corp.	124,183	3,637,320
Veris Residential, Inc.	135,975	1,820,705
		82,718,428
REITs - Regional Malls - 3.5%
CBL & Associates Properties, Inc.	19,970	413,978
Simon Property Group, Inc.	620,340	68,169,163
Tanger Factory Outlet Centers, Inc.	200,684	4,525,424
The Macerich Co.	412,719	4,011,629
		77,120,194
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	181,462	2,598,536
Alexanders, Inc.	4,683	880,357
Brixmor Property Group, Inc.	571,103	11,873,231
Federal Realty Investment Trust (SBI)	139,828	12,750,915
Kimco Realty Corp.	1,180,242	21,173,541
Kite Realty Group Trust	420,856	8,972,650
Phillips Edison & Co., Inc.	225,070	7,947,222
Realty Income Corp.	1,280,877	60,687,952
Regency Centers Corp.	315,980	19,040,955
Retail Opportunity Investments Corp.	242,732	2,849,674
RPT Realty	169,106	1,824,654
Saul Centers, Inc.	25,455	885,070
SITE Centers Corp.	360,016	4,197,787
Urban Edge Properties	223,893	3,550,943
		159,233,487
REITs - Single Tenant - 1.5%
Agree Realty Corp.	177,374	9,922,302
Essential Properties Realty Trust, Inc.	287,388	6,308,167
Four Corners Property Trust, Inc.	167,032	3,557,782
Getty Realty Corp.	89,397	2,379,748
NETSTREIT Corp.	126,277	1,799,447
Spirit Realty Capital, Inc.	269,734	9,707,727
		33,675,173
REITs - Storage - 7.6%
CubeSmart	427,674	14,579,407
Extra Space Storage, Inc.	401,838	41,626,398
Iron Mountain, Inc.	551,770	32,593,054
National Storage Affiliates Trust	161,912	4,617,730
Public Storage	300,772	71,797,284
		165,213,873
REITs - Warehouse/Industrial - 11.1%
Americold Realty Trust	512,224	13,430,513
EastGroup Properties, Inc.	84,608	13,812,256
First Industrial Realty Trust, Inc.	250,930	10,614,339
Industrial Logistics Properties Trust	116,218	290,545
Plymouth Industrial REIT, Inc.	76,169	1,518,810
Prologis (REIT), Inc.	1,755,463	176,862,897
Rexford Industrial Realty, Inc.	385,047	16,649,432
Terreno Realty Corp.	159,827	8,515,583
		241,694,375
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,014,376,410
Real Estate Management & Development - 7.1%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	30,317	682,739
The St. Joe Co.	66,891	3,119,796
		3,802,535
Real Estate Development - 0.2%
Forestar Group, Inc. (b)	37,384	887,870
Howard Hughes Holdings, Inc. (a)	65,288	4,330,553
		5,218,423
Real Estate Operating Companies - 0.4%
Digitalbridge Group, Inc.	309,020	4,897,967
Kennedy-Wilson Holdings, Inc.	209,977	2,702,404
WeWork, Inc. (a)(b)	35,021	79,848
		7,680,219
Real Estate Services - 6.3%
Anywhere Real Estate, Inc. (b)	190,435	889,331
CBRE Group, Inc. (b)	590,090	40,916,841
Compass, Inc. (b)	623,360	1,234,253
CoStar Group, Inc. (b)	776,525	57,004,700
Cushman & Wakefield PLC (b)	308,126	2,270,889
Doma Holdings, Inc. Class A (a)(b)	13,071	53,983
Douglas Elliman, Inc.	156,892	277,699
eXp World Holdings, Inc.	148,317	1,968,167
Jones Lang LaSalle, Inc. (b)	90,636	11,594,157
Marcus & Millichap, Inc.	47,842	1,373,065
Newmark Group, Inc.	277,880	1,575,580
Offerpad Solutions, Inc. (a)(b)	19,883	158,070
Opendoor Technologies, Inc. (a)(b)	993,302	1,887,274
RE/MAX Holdings, Inc.	34,805	374,502
Redfin Corp. (a)(b)	211,645	986,266
Zillow Group, Inc.:
Class A (b)	112,175	3,985,578
Class C (b)	288,473	10,457,146
		137,007,501
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	67,816	490,988
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		154,199,666
TOTAL COMMON STOCKS (Cost $2,418,072,941)		2,168,576,076

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.43% 2/22/24 (d) (Cost $590,017)	600,000	589,990

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	7,494,050	7,495,549
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	9,170,965	9,171,882
TOTAL MONEY MARKET FUNDS (Cost $16,667,431)		16,667,431

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,435,330,389)	2,185,833,497
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(8,891,036)
NET ASSETS - 100.0%	2,176,942,461

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	122	Dec 2023	3,557,520	(376,407)	(376,407)
CME E-mini S&P MidCap 400 Index Contracts (United States)	18	Dec 2023	4,275,180	(4,736)	(4,736)

TOTAL FUTURES CONTRACTS					(381,143)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $589,990.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	6,169,355	51,281,874	49,955,680	106,191	-	-	7,495,549	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	22,663,855	21,107,988	34,599,961	26,994	-	-	9,171,882	0.0%
Total	28,833,210	72,389,862	84,555,641	133,185	-	-	16,667,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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